COMMITMENTS AND CONTINGENCIES (Details Narrative) - CNY (¥) ¥ in Thousands	Apr. 06, 2026	Dec. 18, 2025
Subsequent Event [Line Items]
Rent expenses		¥ 6,300
Other expenses		¥ 600
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement expense	¥ 1,080